Condensed Interim Consolidated Statements of Comprehensive Income (Loss) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Revenues (note 3)
License fees	$ 432	$ 524
Development services	966	1,095
Product sales	57
Royalties	19	8
Supply chain	43	41
Total revenues	1,517	1,668
Operating expenses
Cost of sales	79	29
Research and development expenses	2,390	1,458
General and administrative expenses	1,558	1,264
Selling expenses	303	246
Total operating expenses (note 9)	4,330	2,997
Loss from operations	(2,813)	(1,329)
Gains (loss) due to changes in foreign currency exchange rates	174	(248)
Other finance costs	(1)	(10)
Net finance income (costs)	173	(258)
Loss before income taxes	(2,640)	(1,587)
Income tax recovery		129
Net loss	(2,640)	(1,458)
Items that may be reclassified subsequently to profit or loss:
Foreign currency translation adjustments	37	547
Items that will not be reclassified to profit or loss:
Actuarial gain on defined benefit plans (note 7)	2,749	882
Comprehensive income (loss)	$ 146	$ (29)
Net loss per share [basic and diluted]	$ (0.02)	$ (0.02)
Weighted average number of shares outstanding (note 12):
Basic	121,397,007	95,444,990
Diluted	121,397,007	95,444,990